Provisions - Movements in Contingent Loans Provisions For Contingent Loan Risk According to IFRS9 (Detail) - IFRS9 [member] $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ 740,573
- Transfers to stage 1	(77,796)
- Transfers to stage 2	(43,864)
- Transfers to stage 3	27,165
- Increases due to change in credit risk	(85,755)
- Decreases due to change in credit risk	(61,965)
- Charge-offs	(134,966)
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	(221,176)
Financial assets that have been derecognized	(193,074)
Changes in models/risk parameters	(6,149)
Foreign exchange and other movements	(9,977)
Ending balance	768,120
Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	82,125
- Increases due to change in credit risk	(20,319)
- Decreases due to change in credit risk	(2,238)
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	(23,465)
Financial assets that have been derecognized	(35,991)
Changes in models/risk parameters	(45,930)
Ending balance	133,610
Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Transfers to stage 1	(388)
- Transfers to stage 2	113
- Transfers to stage 3	(108)
- Increases due to change in credit risk	7,849
- Decreases due to change in credit risk	(1,783)
- Charge-offs	0
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	6,195
Financial assets that have been derecognized	(26,075)
Changes in models/risk parameters	0
Foreign exchange and other movements	354
Ending balance	45,848
Individually Evaluated [Member] | Contingent loans [member] | Restated [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	59,691
Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	59,691
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Changes due to modifications that did not result in derecognition	0
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Transfers to stage 2	(155)
- Transfers to stage 3	(42)
- Increases due to change in credit risk	2,283
- Decreases due to change in credit risk	(1,298)
- Charge-offs	0
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	5,104
Financial assets that have been derecognized	(3,763)
Changes in models/risk parameters	0
Foreign exchange and other movements	265
Ending balance	15,879
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | Restated [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,485
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,485
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	49,389
- Increases due to change in credit risk	(3,732)
- Decreases due to change in credit risk	(532)
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	(6,428)
Financial assets that have been derecognized	(20,636)
Changes in models/risk parameters	(7,772)
Ending balance	46,153
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Transfers to stage 1	(504)
- Transfers to stage 3	(66)
- Increases due to change in credit risk	5,528
- Decreases due to change in credit risk	(446)
- Charge-offs	0
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	965
Financial assets that have been derecognized	(21,558)
Changes in models/risk parameters	0
Foreign exchange and other movements	86
Ending balance	28,112
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | Restated [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	44,107
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	44,107
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	32,736
- Increases due to change in credit risk	(16,587)
- Decreases due to change in credit risk	(1,706)
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	(17,037)
Financial assets that have been derecognized	(15,355)
Changes in models/risk parameters	(38,158)
Ending balance	87,457
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
- Transfers to stage 1	116
- Transfers to stage 2	268
- Increases due to change in credit risk	38
- Decreases due to change in credit risk	(39)
- Charge-offs	0
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	126
Financial assets that have been derecognized	(754)
Changes in models/risk parameters	0
Foreign exchange and other movements	3
Ending balance	1,857
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | Restated [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,099
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ 2,099